Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheets

	December 31,
Consolidated Balance Sheets	2020	2019
Accounts payable and accrued liabilities:
Accounts payable	$31,836	$29,640
Accrued payroll and commissions	2,988	3,126
Current portion of employee benefit obligation	1,415	1,528
Accrued participations and residuals	2,708	2,852
Accrued interest	2,454	2,498
Other	7,631	6,312
Total accounts payable and accrued liabilities	$49,032	$45,956

Consolidated Statements of Income

Consolidated Statements of Income	2020	2019	2018
Advertising expense	$5,253	$6,121	$5,100
Interest expense incurred	$8,048	$8,622	$8,450
Capitalized interest	(123)	(200)	(493)
Total interest expense	$7,925	$8,422	$7,957

Consolidated Statements of Cash Flows
The following table summarizes cash and cash equivalents and restricted cash balances contained on our consolidated balance sheets:

	December 31,
Cash and Cash Equivalents and Restricted Cash	2020	2019	2018	2017
Cash and cash equivalents	$9,740	$12,130	$5,204	$50,498
Restricted cash in Other current assets	9	69	61	6
Restricted cash in Other Assets	121	96	135	428
Cash and cash equivalents and restricted cash	$9,870	$12,295	$5,400	$50,932

The following table summarizes cash paid during the periods for interest and income taxes:

Consolidated Statements of Cash Flows	2020	2019	2018
Cash paid (received) during the year for:
Interest	$8,237	$8,693	$8,818
Income taxes, net of refunds	993	1,421	(354)
Spectrum acquisitions	1,613	1,576	521